Beau Yanoshik

Partner

+1.202.373.6133

beau.yanoshik@morganlewis.com

VIA EDGAR

August 22, 2025

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust (File Nos. 333-57793 and 811-08839)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A (Amendment No. 326 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is reflect revised principal investment strategies and related changes for the Trust’s SPDR Bloomberg Emerging Markets USD Bond ETF, SPDR Nuveen ICE Short Term Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Short Term Municipal Bond ETF), SPDR Nuveen ICE Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Municipal Bond ETF), SPDR Nuveen ICE High Yield Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg High Yield Municipal Bond ETF), and SPDR MSCI USA Climate Paris Aligned ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001